Notes Payable and Other Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes Payable and Other Borrowings
Note 6.	Notes Payable and Other Borrowings

Notes payable totaled $0 and $15,729 at June 30, 2013 and December 31, 2012, respectively. During April 2013, the Company repaid all of its outstanding notes payable, including two notes payable from Adriatica to an unaffiliated commercial bank and two senior notes payable to another unaffiliated commercial bank. Other borrowings, including those borrowings due to related parties totaled $16,565 and $20,788 at June 30, 2013 and December 31, 2012, respectively. Also in April 2013, $2,812 subordinated debt issuance from a commercial bank and $1,223 subordinated debt issued to individuals were also repaid.

Note 12.	Notes Payable and Other Borrowings

Notes payable at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Note payable by Adriatica to an unaffiliated commercial bank in the original amount of $12,188. The loan is secured by real property consisting of a mixed used development in McKinney, TX. Interest accrues at 3.25% through June 2013 and then adjusts to Wall Street Journal (WSJ) prime. Interest is paid quarterly and principal payments are required at 90% of the proceeds of any sales of the property collateralizing the loan.	$3,142	$10,842	$—

Adriatica loan from the same commercial bank to finance the purchase of an additional building located in the development. The original balance was $353. Interest accrues at WSJ prime (3.25%). Payments of principal and interest of $6 are due quarterly.	337	350	—

Note payable to an unaffiliated commercial bank in the original amount of $12,000, due in quarterly installments of accrued interest and principal installments of $375. The loan accrues interest at the WSJ prime rate, subject to a 4% floor (4% at December 31, 2012). The loan is secured by the outstanding capital stock of Independent Bank. One final payment of unpaid principal and interest is due on December 24, 2016. The terms of the loan require the Company to maintain minimum capital ratios and other covenants.	6,000	7,500	9,000
	December 31,
	2012	2011	2010
Note payable to an unaffiliated commercial bank in the original amount of $7,000, due in quarterly installments of accrued interest and principal installments of $250. The loan accrues interest at the WSJ prime rate, subject to a 4.5% floor (4.5% at December 31, 2012). The loan is secured by the outstanding capital stock of Independent Bank. One final payment of unpaid principal and interest is due on March 15, 2015.	6,250	—	—

	$15,729	$18,692	$9,000

Other borrowings at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Unsecured subordinated debenture, payable to an unaffiliated commercial bank in the original amount of $4,500, due in quarterly principal installments of $188 through December, 2016. Interest accrues at WSJ prime plus 0.5% with a 4% floor (4% at December 31, 2012).	$3,000	$3,750	$4,500

Unsecured subordinated debentures in the amount of $5,000.

Interest payments at 7.00% are made quarterly and semiannual principal payments of $625 will be due beginning January 15, 2015. The remaining principal and accrued interest is due on July 15, 2018.	5,000	5,000	—

Unsecured subordinated debentures in the amount of $2,730. Interest payments at 7.00% are made quarterly and semiannual principal payments of $341 will be due beginning April 15, 2015. The remaining principal and accrued interest is due on October 15, 2018.	2,730	2,730	—

Unsecured subordinated debentures assumed in the acquisition of an unrelated financial institution in the amount of $2,285. The debentures bear interest at a fixed rate of 7% through September 2012 and then an adjusted rate of WSJ prime +2% subject to a 6% floor thereafter and until maturity, September 30, 2017.	1,223	1,468	1,713

Unsecured subordinated debentures in the amount of $4,155. Interest payments at 7.00% are made quarterly and semiannual principal payments beginning August 2013. The remaining principal and accrued interest is due on February 15, 2017.	4,155	4,155	4,155

Unsecured subordinated debentures in the amount of $1,015. Interest payments at 7.00% are made quarterly. The principal and and accrued interest was fully paid on September 30, 2011.	—	—	1,015

Unsecured subordinated debentures in the amount of $4,680. Interest payments at 7.00% are made quarterly and semiannual principal payments beginning April 2016. The remaining principal and accrued interest is due on October 15, 2019.	4,680	—	—

	$20,788	$17,103	$11,383

At December 31, 2012, 2011 and 2010, other borrowings included amounts owed to related parties of $8,536, $6,111 and $3,332, respectively.

At December 31, 2012, the scheduled principal maturities of the Company’s notes payable and other borrowings are as follows:

First year	$4,028
Second year	4, 548
Third year	13,754
Fourth year	6, 634
Fifth year	3,865
Thereafter	3,688

$36,517

In addition, the Company has a $25,000 federal funds line of credit note with an unaffiliated bank, with no set maturity date. The lender may terminate the line at any time without notice. The line is provided on an unsecured basis and must be repaid the following business day from when the funds were borrowed. There were no borrowings against the line at December 31, 2012, 2011 or 2010.